Loans	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Loans
NOTE 3 - LOANS
Loans at year-end were as follows:

	2021	2020
Commercial & Agriculture	$246,502	$409,876
Commercial Real Estate - owner occupied	295,452	278,413
Commercial Real Estate - non-owner occupied	829,310	705,072
Residential Real Estate	430,060	442,588
Real Estate Construction	157,127	175,609
Farm Real Estate	28,419	33,102
Consumer and Other	11,009	12,842

Total Loans	1,997,879	2,057,502
Allowance for loan losses	(26,641)	(25,028)

Net loans	$1,971,238	$2,032,474

Included in Commercial & Agriculture loans as of December 31, 2021 and 2020 is $43,209 and $217,295, respectively, of Paycheck Protection Program (“PPP”) loans.
Included in total loans above are deferred loan fees of $2,924 and $5,998 at December 31, 2021 and 2020, respectively. Included in net deferred loan fees as of December 31, 2021 and 2020 is $1,762 and $5,194, respectively, of net deferred loan fees from PPP loans.

Paycheck Protection Program
In response to the novel COVID-19 pandemic, the Coronavirus Aid, Relief, and Economic Security Act of 2020, as amended (the “CARES Act”), was signed into law on March 27, 2020, to provide national emergency economic relief measures. The CARES Act amended the loan program of the Small Business Administration (the “SBA”), in which Civista participates, to create a guaranteed, unsecured loan program, the Paycheck Protection Program (the “PPP”), to fund operational costs of eligible businesses, organizations and self-employed persons during the COVID-19 pandemic. During 2020, Civista processed over 2,300 PPP loans totaling $268.3 million.
The Consolidated Appropriations Act 2021, was signed into law on December 27, 2020 to provide an additional funding of $284.5 billion under the PPP and the establishment of PPP Second Draw Loans under the Economic Aid to Hard-Hit Small Businesses, Nonprofit, and Venues Act (the “Relief Act”). This additional funding was made available from original PPP lenders on January 19, 2021, and the deadline (as extended) for submitting applications for PPP Second Draw Loans was May 31, 2021.
Funds provided under the Relief Act were earmarked both for first time PPP borrowers (subject to original PPP eligibility and limits) as well as ‘Second Draw’ Loans for borrowers that already received an original PPP loan. Additional Second Draw eligibility requirements were as follows: (1) entities must have no more than 300 employees, (2) entities must have suffered a 25% of more reduction in gross revenues between comparable quarters in 2019 and 2020, (3) some entities previously excluded are eligible for this round, such as local TV, newspaper, and radio, and (4) loan size limited to 2.5 times average monthly payroll with a maximum allowable amount of $2 million.
During 2021, Civista received SBA approval on, and funded, 1,340 PPP loans totaling $131,109 under the Relief Act.
Loans to principal officers, directors, and their affiliates at year-end 2021 and 2020 were as follows:

	2021	2020
Balance - Beginning of year	$8,475	$9,909
New loans and advances	15,522	1,153
Repayments	(6,693)	(3,004)
Effect of changes to related parties	143	417

Balance - End of year	$17,447	$8,475

The Company had credit lines to principal officers, directors, and their affiliates with an availability of $6,115 and $6,986 as of December 31, 2021 and 2020, respectively.